Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 16, 2016
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOAX
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOCX
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOIX
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOVX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHVX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHAX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHDX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHIX